Average Annual Total Returns{- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-13 - Fidelity Worldwide Fund	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Inception Date	F0341 Past 1 year	F0341 Past 5 years	F0341 Past 10 years
Total	21.14%	8.81%	9.91%	19.79%	7.58%	8.71%	13.41%	6.77%	7.84%	23.69%	9.01%	9.86%	26.49%	9.24%	9.72%	28.89%	10.42%	10.87%	29.08%		7.86%	[1]	Oct. 02, 2018	28.25%	9.22%	9.93%

[1]	(a)Since inception October 2, 2018.